Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Disclosure
13.
Related party disclosures

Key managerial personnel (KMP) and Members of their immediate families

Dan Wagner	Director and chief executive officer
Richard Burchill	Chief financial officer
Sauvik Banerjjee	Chief executive officer, products, technology and digital services
Salman Ahmad	Chief technical officer
Peter Vesco	Chief commercial officer
Arthur Yao (1)	Chief executive officer, Rezolve China
Anthony Sharp	Non-executive deputy chairman
Sir David Wright	Non-executive director
Steve Perry	Non-executive director
Derek Smith	Non-executive director
Igor Lychagov	Non-Executive director (resigned May 19, 2023)
Susan Wagner	Member

Transactions and outstanding balances of related parties were as follows:

Transactions during the year

	December 31, 2024	December 31, 2023
Share Capital Issued at nominal value
Brooks Newmark	$2,977	$—
Igor Lychagov	150	—
Convertible promissory notes repaid
DBLP Sea Cow (2)	1,250,000	—
Adam Wagner	31,250	—
John Wagner	19,844	—
Arthur Yao	93,750	—
Loans Repaid
DBLP Sea Cow (2)	—	250,000
Convertible promissory notes taken
DBLP Sea Cow Ltd.	1,250,000	—
Adam Wagner	31,250	—
John Wagner	19,844	—
Arthur Yao	93,750	—
Debt converted into shares, including interest
Igor Lychagov	3,559,380	—
Convertible Loans taken
Steve Perry	—	132,269
Loans Taken
Dan Wagner	4,463,322	191,405
Igor Lychagov	—	5,587,343
Managerial remuneration
Key Management Personnel
Dan Wagner	306,725	296,067
Salman Ahmad	230,044	222,535
Richard Burchill	281,164	271,395
Sauvik Banerjee	—	393,440
	$817,933	$1,183,437
Sales and marketing		393,440
General and Administrative	817,933	789,997
	$817,933	$1,183,437
Share-based compensation
DBLP Sea Cow (2)	61,230,453	756,944
Richard Burchill	1,153,439	1,326,703
Salman Ahmad	228,056	222,535
Peter Vesco	194,722	60,556
Arthur Yao (1)	194,722	60,556
Sauvik Banerjee	—	842,746
	$63,001,392	$3,270,040
Sales and marketing	389,444	963,858
General and Administrative	62,611,948	2,306,182
	$63,001,392	$3,270,040
Consulting fees
DBLP Sea Cow (2)	300,000	300,000
Peter Vesco	321,675	414,926
Arthur Yao (1)	300,000	300,000
	$921,675	$1,014,926
Sales and marketing	621,675	714,926
General and Administrative	300,000	300,000
	$921,675	$1,014,926
Director remuneration
Sir David Wright	95,852	92,521
Anthony Sharp	383,406	380,084
Steve Perry	95,852	92,521
Derek Smith	95,852	92,521
	$670,961	$657,647
Sales and marketing	—	—
General and Administrative	670,961	657,647
	$670,961	$657,647
Management remuneration
Sales and marketing	1,011,119	2,072,224
General and Administrative	64,400,841	4,053,826
	$65,411,960	$6,126,050
Business development expenses
Rezolve China (3)	$4,750,430	$777,161

1.
Amounts paid to Arthur Yao were paid out of Rezolve Limited in the UK. The Company’s operations in China have since been liquidated through the Demerger (Refer to Note 2.1—Basis of presentation).
2.
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.
3.
The Company has expensed all cash transferred to its former subsidiary Rezolve China (Refer to Note 2.1—Basis of presentation).

Outstanding balances as at reporting date

	December 31, 2024	December 31, 2023
Short term debt to related party
DBLP Sea Cow (2)	$447,067	$447,067
Daniel Wagner	4,655,144	191,405
Igor Lychagov	—	5,587,343
	5,102,211	6,225,815
Due to related party
DBLP Sea Cow (2)	—	350,000
Daniel Wagner	899,978	147,605
Arthur Yao	137,019	61,945
Peter Vesco	—	31,248
Steve Perry	17,433	1,133
Sauvik Banerjjee	—	58,320
Anthony Sharp	—	127,325
	1,054,429	777,576
Short term convertible debt
Steve Perry	95,309	132,269
Share Subscription Receivables
Daniel Wagner	—	111,845
DBLP Sea Cow (2)	—	7,999
	—	119,844

2.
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.